Note 7 - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal statutory tax provision	$ 6,798	$ 9,786	$ 10,958
State tax provision	465	56	581
Stock compensation expense	677	540	393
Tax credits	(4,166)	(3,924)	(5,424)
Foreign tax, net	$ 3,111	$ 3,170	$ 3,884
Change in valuation allowance
Other	$ 130	$ (131)	$ (12)
Tax provision	$ 7,015	$ 9,497	$ 10,380